HELD FOR SALE - Additional Information (Details) - Held for sale $ in Millions, $ in Millions			3 Months Ended
	Jun. 30, 2018 asset	Dec. 31, 2017 asset	Mar. 31, 2018 USD ($) asset	Mar. 31, 2018 CAD ($) asset
Opportunistic
Disclosure of financial assets [line items]
Real estate properties reclassified as held for sale | asset	11	13	8	8
Proceeds from sales of investment property			$ 144
Hard Rock Hotel and Casino | Opportunistic
Disclosure of financial assets [line items]
Proceeds from sales of investment property			$ 510
Bay Adelaide Centre West And East Towers | Core Office
Disclosure of financial assets [line items]
Percent of ownership percentage classified as held for sale		50.00%	50.00%	50.00%
Proceeds from sales of investment property			$ 660	$ 850